Non Current Liabilities - Convertible Note - Additional Information (Detail)		1 Months Ended		12 Months Ended
	May 11, 2015 AUD ($)	Dec. 31, 2018 AUD ($)	Jul. 31, 2017 AUD ($)	Jun. 30, 2020 AUD ($) shares	Jun. 30, 2020 $ / shares	Nov. 30, 2019 $ / shares shares	Jun. 30, 2016 AUD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from Issuance of warrants and convertible notes | $	$ 13,750,828	$ 7,328,509	$ 6,561,765
Convertible Notes issued | $				$ 13,750,828
Convertible Notes, Face value | $				$ 1.00
Interest rate				3.00%
Number of shares each note is converted | shares				50
Discount rate							15.00%
Share consolidation ratio						1
Restated Warants Issue After Share Consolidation [member]
Disclosure of detailed information about borrowings [line items]
Convertible Notes, Face value | $				$ 0.18
Present Value of the Contractual Cash Flows [member]
Disclosure of detailed information about borrowings [line items]
Component of convertible note was initially recorded at fair value | $							$ 4,400,000
Warrants Exercise Price One [member]
Disclosure of detailed information about borrowings [line items]
Warrants granted to Ridgeback | shares				8,475,995
Exercise price | $ / shares					$ 0.025
Warrants Exercise Price Two [member]
Disclosure of detailed information about borrowings [line items]
Warrants granted to Ridgeback | shares				371,445,231
Exercise price | $ / shares					$ 0.0237
Restated Warrants Exercise Price One [member] | Restated Warants Issue After Share Consolidation [member]
Disclosure of detailed information about borrowings [line items]
Warrants granted to Ridgeback | shares						847,600
Exercise price | $ / shares						$ 0.248
Restated Warrants Exercise Price Two [member] | Restated Warants Issue After Share Consolidation [member]
Disclosure of detailed information about borrowings [line items]
Warrants granted to Ridgeback | shares						37,144,524
Exercise price | $ / shares						$ 0.235